SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-77169)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 46	[X]
and
REGISTRATION STATEMENT (No. 811-03455)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 46	[X]

The North Carolina Capital Management Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (August 29, 2005 ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about Cash Portfolio and Term Portfolio (each a fund or collectively the funds) and their investments, you can obtain a copy of each fund's most recent financial report and portfolio listing or read the statement of additional information (SAI) dated August 29, 2005 attached to this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, or for information or assistance in opening an account, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at:

  Toll-free 1-800-222-3232
  or locally 1-704-377-3535

Investments in Cash Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that Cash Portfolio will maintain a stable $1.00 share price.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The North Carolina Capital
Management Trust:

Cash Portfolio and Term Portfolio

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. Government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and agencies and instrumentalities of the U.S. Government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments.

Prospectus

dated August 29, 2005

and

Annual Report

for the year ended June 30, 2005

and

Statement of Additional Information

dated August 29, 2005

82 Devonshire Street, Boston, MA 02109

Contents

Prospectus

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	The Statute and the Code

Annual Report

Shareholder Expense Example	A-3	An example of shareholder expenses.
Cash Portfolio:
Investment Changes/ Performance	A-4
Investments	A-5	A complete list of the fund's investments.
Financial Statements	A-8	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Performance	A-12	How the fund has done over time.
Management's Discussion of Fund Performance	A-13	The manager's review of the fund's performance, strategy, and outlook.
Investment Changes	A-14
Investments	A-15	A complete list of the fund's investments with their market values.
Financial Statements	A-16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes		Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	A-20
Distributions	A-24
Trustees and Officers	A-25

Statement of Additional Information

Statement of Additional Information	S-1

Prospectus

Fund Summary

Investment Summary

Investment Objective

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share.

Principal Investment Strategies


  Investing in those money market instruments that are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.
  Generally maintaining a dollar-weighted average maturity at 60 days or less.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies


  Normally investing in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to the Statute and the Code.
  Investing in securities rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality.
  Investing predominantly in U.S. Government securities.
  Managing the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities of three years or less.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year and compares Term Portfolio's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Cash Portfolio
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	5.74%	5.22%	5.38%	5.39%	5.06%	6.34%	4.09%	1.65%	0.98%	1.23%



During the periods shown in the chart for Cash Portfolio:	Returns	Quarter ended
Highest Quarter Return	 1.63%	December 31, 2000
Lowest Quarter Return	 0.22%	September 30, 2003
Year-to-Date Return	 1.27%	June 30, 2005
Term Portfolio
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	7.14%	5.16%	5.78%	5.80%	4.05%	6.57%	6.02%	2.72%	1.10%	0.89%



During the periods shown in the chart for Term Portfolio:	Returns	Quarter ended
Highest Quarter Return	 2.06%	March 31, 1995
Lowest Quarter Return	 -0.25%	June 30, 2004
Year-to-Date Return	 1.13%	June 30, 2005

Average Annual Returns

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Cash Portfolio	 1.23%	 2.84%	 4.09%
Term Portfolio	 0.89%	 3.43%	 4.50%
Lehman Brothers® Short Treasury Index: 9-12 Months 	 0.94%	 3.70%	 4.86%
LipperSM Short U.S. Government Funds Average	 0.73%	 4.34%	 5.10%

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

If FMR had not waived management fees during these periods, each fund's returns would have been lower.

Lehman Brothers® Short Treasury Index: 9-12 Months is a market value-weighted index of aged, publicly issued U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months, excluding zero coupon strips.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund do not reflect the effect of any expense waiver during the period.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Prospectus

Fund Summary - continued

Annual operating expenses (paid from fund assets)

Cash Portfolio	Management feeA,B	0.16%
	Distribution and/or Service (12b-1) fees	0.07%
	Other expenses 	0.01%
	Total annual fund operating expenses	0.24%
Term Portfolio	Management feeA,B	0.19%
	Distribution and/or Service (12b-1) fees	0.08%
	Other expenses 	0.01%
	Total annual fund operating expenses	0.28%

A The management fee represents the net rate retained by FMR after payment made to the distributor. The management fees before payment made to the distributor by FMR are 0.23% for Cash Portfolio and 0.27% for Term Portfolio.


B FMR has voluntarily agreed to waive a portion of each fund's management fee. This arrangement may be discontinued by FMR at any time.


This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Cash Portfolio	1 year	$ 25
	3 years	$ 77
	5 years	$ 135
	10 years	$ 306
Term Portfolio	1 year	$ 29
	3 years	$ 90
	5 years	$ 157
	10 years	$ 356

FMR has voluntarily agreed to waive a portion of each fund's management fee. Including these waivers, the total fund operating expenses, would have been 0.23% for Cash Portfolio and 0.27% for Term Portfolio.

Prospectus

Fund Basics

Investment Details

Investment Objective

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share.

Principal Investment Strategies

FMR invests the fund's assets in those money market instruments that are authorized for investment by units of local government as specified in the Statute and the Code. More detail regarding the provisions of the Statute and the Code is included in the Appendix. FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.

FMR generally intends to maintain the fund's dollar-weighted average maturity at 60 days or less.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests the fund's assets in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to the Statute and the Code. More detail regarding the provisions of the Statute and the Code is included in the Appendix. FMR currently intends to invest the fund's assets in high-quality securities. Securities are "high-quality" if rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality by FMR. FMR expects to invest the fund's assets predominantly in U.S. Government securities. FMR may invest up to 25% of the fund's total assets in the finance industry.

FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities of three years or less. However, under the current Code, FMR may invest the fund's assets in securities with maturities of up to seven years. As of June 30, 2005, the dollar-weighted average maturity of the fund was approximately 0.9 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Prospectus

Fund Basics - continued

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government securities include mortgage and other asset-backed securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

Cash Portfolio's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

Term Portfolio's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect a fund's performance:

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes for Term Portfolio. If FMR does so, different factors could affect Term Portfolio's performance and the fund may not achieve its investment objective.

Prospectus

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Cash Portfolio, the original Portfolio of the trust, seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority. Cash Portfolio seeks to achieve this objective by investing only in certain of those high-grade money market instruments which are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended, and 20 North Carolina Administrative Code 3.0703, as amended. Cash Portfolio will use its best efforts to maintain a constant net asset value of $1.00 per share.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. government and agencies and instrumentalities of the U.S. government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments. Term Portfolio seeks to achieve its objective by normally investing only in obligations of the United States, its agencies or instrumentalities, or obligations fully guaranteed by the U.S. government, in obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority, and in high grade money market instruments, as permitted pursuant to North Carolina General Statute 159-30, as amended and 20 North Carolina Administrative Code 3.0703, as amended.

Valuing Shares

The funds are open for business each day that each of the Federal Reserve Bank of Richmond (Richmond Fed), Wachovia Corporation (Wachovia) (the funds' custodian), and the New York Stock Exchange (NYSE) are open, unless following such schedule would cause the funds to be closed for two consecutive business days, in which case, each fund will be open for business each day that the Richmond Fed and Wachovia are open for business.

Each fund's net asset value per share (NAV) is the value of a single share. Each fund's NAV is normally calculated each business day as of 4:00 p.m. Eastern time. However, NAV may be calculated earlier on any day the Richmond Fed, Wachovia, or the NYSE closes early, or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of these times for the purpose of computing the fund's NAV.

The following holiday closings have been scheduled for 2005: Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day (observed). Although FMR expects the same holiday schedule to be observed in the future, the Richmond Fed, Wachovia, or the NYSE may modify its holiday schedule at any time.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of ammortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please contact Capital Management of the Carolinas, L.L.C. (CMC) using one of the following methods:

  By Phone (8:30 a.m. - 5:00 p.m. Eastern time, Monday through Friday):

Toll-free, 1-800-222-3232.

Locally, 1-704-377-3535.

  By Mail to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

  By Internet using the following web site (only for existing participants who have signed up for NCCMTNet): www.fidelitypublic.com/nccmtnet

Certain methods, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). You should consider other methods of contacting CMC, such as sending a facsimile to 1-704-332-4151 or a telegram to CMC.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and each fund accommodates frequent trading.

Accordingly, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other funds, and accounts under common ownership or control.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Buying Shares

Shares of Cash Portfolio and Term Portfolio are offered exclusively to the following entities of the State of North Carolina: local governments and public authorities, as those terms are defined in North Carolina General Statute 159-7, and school administrative units, local ABC boards, community colleges or public hospitals (collectively, "investors"). Each fund offers an economical and convenient vehicle for investment of available cash by investors.

In addition, shares of Term Portfolio are available only to investors with a new or existing account in Cash Portfolio.

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide CMC with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  CMC does not accept cash.
  CMC reserves the right to limit the number of checks processed at one time.
  Checks received by Wachovia after 2:00 p.m. Eastern time are not considered received in proper form until the next business day.

Prospectus

Shareholder Information - continued

  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
  If you do not notify CMC of a wire order or if your wire order is not received in proper form by the close of business of the Federal Wire System on the day of purchase, your order will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Cash Portfolio

To Open an Account	To Add to an Account

  Send a completed, signed application to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

  Make your check payable to "NCCMT: Cash Portfolio." Indicate your account number and mail your check and a precoded fund investment slip, which will be supplied upon request when you open your account, to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

Not available.	Exchange from a Term Portfolio account with the same registration, including name and address. Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.
Not available.	Bring your check and a precoded fund investment slip, which will be supplied upon request when you open your account, to any branch of Wachovia.
Not available.
  Obtain wire instructions by calling CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.
  Purchase shares of Cash Portfolio with federal funds, through the Automated Clearing House System (ACH), or through certain state transfer payment systems.
  For federal funds purchases, call CMC before 12:00 noon Eastern time on the day you send your federal funds wire.
  For ACH purchases, call CMC before 4:00 p.m. Eastern time on the business day before the ACH payment is to be deducted from your bank account.

Not available.
  Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.
  Place your order to buy shares through the NCCMT web site at www.fidelitypublic.com/nccmtnet.
  For federal funds purchases, place your order to buy shares before 12:00 noon Eastern time on the day you send your federal funds wire.
  Exchange from a Term Portfolio account with the same registration, including name and address, before 4:00 p.m. Eastern time.

Prospectus

Shareholder Information - continued

Term Portfolio

To Open an Account	To Add to an Account

  Send a completed, signed application to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

Not available.
Not available.	Exchange from a Cash Portfolio account with the same registration, including name and address. Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.
Not available.	Not available.
Not available.
  Obtain wire instructions by calling CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.
  Purchase shares of Term Portfolio with federal funds and through the Automated Clearing House System (ACH).
  For federal funds purchases, call CMC before 4:00 p.m. Eastern time on the business day before you send your federal funds wire.
  For ACH purchases, call CMC before 4:00 p.m. Eastern time on the business day before the ACH payment is to be deducted from your bank account.

Not available.
  Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.
  Place your order to buy shares through the NCCMT web site at www.fidelitypublic.com/nccmtnet.
  For federal funds purchases, place your order to buy shares before 4:00 p.m. Eastern time on the business day before you send your federal funds wire.
  Exchange from a Cash Portfolio account with the same registration, including name and address, before 4:00 p.m. Eastern time.

Prospectus

Selling Shares

The price to sell one share of each fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed on the same business day, provided your redemption wire request for Cash Portfolio is received in proper form by CMC before 12:00 noon Eastern time, and all other redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

When you place an order to sell shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide CMC with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you sell shares of Cash Portfolio by writing a check, if available, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, the transfer agent will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
Account	Special Requirements
All accounts
  Exchange to Cash Portfolio from Term Portfolio, and vice versa, if both accounts are registered with the same name(s) and address.
  An authorized finance official (or his/her agent or designee) who has completed the account application may call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.

All accounts	The letter of instruction must be signed by an authorized finance official who has completed the account application.
All accounts
  You must sign up for the wire feature before using it. To verify that it is in place, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.
  For federal funds redemptions, your redemption request must be received by CMC before 12:00 noon Eastern time for Cash Portfolio for money to be wired on the same business day, or before 4:00 p.m. Eastern time for Term Portfolio for money to be wired on the next business day.
  For ACH redemptions, your redemption request must be received by CMC before 4:00 p.m. Eastern time for payment to be received by your bank on the next business day.

Cash Portfolio accounts	All account owners must sign a signature card to receive a checkbook.
All accounts
  Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.
  Place your order to sell shares through the NCCMT web site at www.fidelitypublic.com/nccmtnet.
  For federal funds redemptions, place your order to sell shares before 12:00 noon Eastern time for Cash Portfolio for money to be wired on the same business day, or before 4:00 p.m. Eastern time for Term Portfolio for money to be wired on the next business day.
  Exchange to Cash Portfolio from Term Portfolio, and vice versa, if both accounts are registered with the same name(s) and address, before 4:00 p.m. Eastern time.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder you have the privilege of exchanging shares of Cash Portfolio for shares of Term Portfolio, and vice versa.

However, you should note the following policies and restrictions governing exchanges:

Prospectus

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax and/or accounting consequences for you.
  Currently, there is no limit on the number of exchanges out of a fund.
  You may exchange only between accounts that are registered in the same name and address.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535, to add the feature after your account is opened. When designating a North Carolina bank to receive redemption proceeds, you should determine that the bank satisfies any legal requirement under North Carolina law prior to signing up for the wire feature.
  To change the bank account designated to receive redemption proceeds, or to add the wire feature on additional accounts, at any time prior to making a redemption request, you should send a letter of instruction signed by the authorized finance official to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

  Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 to verify that this feature is set up on your account.

Online Trading To access and manage your account over the Internet at NCCMT's web site.
For account balances and holdings; To review recent account history; For Cash Portfolio and Term Portfolio trading; and To access research and analysis tools.
Checkwriting To redeem shares from your Cash Portfolio account.
  To set up, complete the appropriate section on the application when opening your account.
  To add the feature after your account is opened, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.
  All account owners must sign a signature card to receive a checkbook.
  The transfer agent may limit the number of checks you may write during a specified period.
  Do not try to close out your account by check.
  To obtain more checks, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.
  You are advised that the use of the checkwriting feature may be limited by North Carolina General Statute 159-28.
  Cash Portfolio is not permitted or authorized to function as an "official depository" for any of its shareholders. Checks made payable to third parties are not permitted.
  Cash Portfolio and Wachovia may suspend the checkwriting feature, and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions which are deemed by the Board of Trustees to be adverse to the interest of shareholders.

Arbitrage Reporting Services. Special reporting is available for state and local entities that require rebate information for the invested proceeds of their issued tax-exempt obligations pursuant to the Tax Reform Act of 1986. CMC, FMR, their affiliates, and the funds do not assume responsibility for the accuracy of the services provided. Please call CMC for more information.

Policies

The following policies apply to you as a shareholder.

Statements and reports that the transfer agent sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call CMC at 1-800-222-3232 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity and CMC will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if they follow reasonable security procedures designed to verify the identity of the investor. Fidelity and CMC may request certain information for verification purposes, and Fidelity and CMC record all telephone calls for your protection. For transactions conducted through the Internet, you must use an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify CMC immediately of any discrepancies in your account activity.

When you sign your account application, you may be asked to certify that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity and CMC to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Prospectus

The transfer agent may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Term Portfolio normally declares dividends daily and pays them monthly. Term Portfolio normally pays capital gain distributions in August and December.

Distributions you receive from Cash Portfolio consist primarily of dividends. Cash Portfolio normally declares dividends daily and pays them monthly.

Earning Dividends

For Cash Portfolio, shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form by Wachovia before the close of the Federal Reserve Wire System on that day, begin to earn dividends on the day of purchase. Cash Portfolio shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

For Term Portfolio, shares begin to earn dividends on the first business day following the day of purchase.

For Cash Portfolio, shares redeemed by a wire order prior to 12:00 noon Eastern time earn dividends through the day prior to the day of redemption. Cash Portfolio shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.

For Term Portfolio, shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each fund:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

If the option you prefer is not listed on your account application, or if you want to change your current option, call CMC.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Most investors in the funds will be "political subdivisions" of the State of North Carolina. Section 115(1) of the Internal Revenue Code, as amended (Internal Revenue Code), provides in part that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state or any of its political subdivisions. The receipt of revenue from each fund for the benefit of a political subdivision investing in the fund may constitute an exercise of an essential governmental function. A portion of the earnings derived from funds that are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury as computed in accordance with those requirements.

Although most investors in each fund will be tax-exempt entities, the information that follows pertains to taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions.

Prospectus

Shareholder Information - continued

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, if any, are taxable to you generally as capital gains. Because each fund's income is primarily derived from interest, dividends from each fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your Term Portfolio redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. For each fund, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. For each fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Fidelity Investments Money Management, Inc. (FIMM), at One Spartan Way, Merrimack, New Hampshire 03054, serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2005, FIMM had approximately $275.2 billion in discretionary assets under management.

Bob Litterst is vice president and manager of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio, which he has managed since September 2003. He also manages other Fidelity funds. Mr. Litterst joined Fidelity Investments in 1991 as a portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Bob Litterst.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the funds.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

FMR pays most other expenses of each fund.

Each fund's annual management fee rate is 0.275% of average net assets through $1.0 billion; 0.245% of average net assets in excess of $1.0 billion through $2.0 billion; and 0.215% of average net assets in excess of $2.0 billion.

For the fiscal year ended June 30, 2005, Cash Portfolio paid a management fee of 0.22% of the fund's average net assets, and Term Portfolio paid a management fee of 0.26% of the fund's average net assets, after waivers.

FMR pays FIMM for providing sub-advisory services. FIMM pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse the funds for management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes each fund's shares through CMC.

Each of Cash Portfolio and Term Portfolio has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR will use its management fee to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR pays FDC a monthly 12b-1 fee, all of which FDC pays CMC, as compensation for providing services intended to result in the sale of fund shares and/or shareholder support services, such as processing shareholder inquiries, account maintenance, and processing purchases, redemptions, transfers, and exchanges. FMR currently pays CMC, through FDC, a monthly 12b-1 fee according to the following schedule: 0.080% of average net assets through $1.0 billion; 0.080% of average net assets in excess of $1.0 billion through $2.0 billion; and 0.070% of average net assets in excess of $2.0 billion. Effective October 1, 2005, CMC voluntarily agreed to waive 0.010% of the 12b-1 fee paid to them by FDC. This arrangement may be discontinued at any time.

Because 12b-1 fees are paid by FMR from its management fee, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC or CMC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC or CMC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Cash Portfolio

Years ended June 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income 	 .020	 .009	 .013	 .024	 .057
Net realized and unrealized gain (loss)C 	 -	 -	 -	 -	 -
Total from investment operations 	 .020	 .009	 .013	 .024	 .057
Distributions from net investment income 	 (.020)	 (.009)	 (.013)	 (.024)	 (.057)
Distributions from net realized gain 	 -C	 -	 -	 -	 -
Total distributions 	 (.020)	 (.009)	 (.013)	 (.024)	 (.057)
Net asset value, end of period 	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA 	 2.05%	 .89%	 1.32%	 2.39%	 5.90%
Ratios to Average Net AssetsB
Expenses before expense reductions 	 .24%	 .24%	 .24%	 .24%	 .24%
Expenses net of voluntary waivers, if any 	 .23%	 .22%	 .23%	 .23%	 .24%
Expenses net of all reductions 	 .23%	 .22%	 .23%	 .23%	 .24%
Net investment income 	 2.04%	 .89%	 1.29%	 2.32%	 5.62%
Supplemental Data
Net assets, end of period (in millions) 	$ 3,702	$ 3,619	$ 4,025	$ 3,947	$ 4,092

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

Prospectus

Appendix - continued

Term Portfolio

Years ended June 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 9.43	$ 9.47	$ 9.48	$ 9.35	$ 9.28
Income from Investment Operations
Net investment incomeB 	 .209	 .107	 .166	 .262D	 .532
Net realized and unrealized gain (loss) 	 (.041)	 (.042)	 .027	 .116D	 .097
Total from investment operations 	 .168	 .065	 .193	 .378	 .629
Distributions from net investment income 	 (.198)	 (.105)	 (.203)	 (.248)	 (.559)
Net asset value, end of period 	$ 9.40	$ 9.43	$ 9.47	$ 9.48	$ 9.35
Total ReturnA 	 1.80%	 .69%	 2.05%	 4.09%	 6.98%
Ratios to Average Net AssetsC
Expenses before expense reductions 	 .28%	 .28%	 .28%	 .28%	 .28%
Expenses net of voluntary waivers, if any 	 .27%	 .27%	 .27%	 .27%	 .28%
Expenses net of all reductions 	 .27%	 .27%	 .27%	 .27%	 .28%
Net investment income 	 2.22%	 1.13%	 1.78%	 2.78%D	 5.72%
Supplemental Data
Net assets, end of period (in millions) 	$ 63	$ 60	$ 74	$ 71	$ 74
Portfolio turnover rate 	 130%	 200%	 83%	 157%	 0%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

Prospectus

The Statute and the Code

If the Statute or the Code, or any legislation or regulations relating to those parameters change in the future, the Trustees may authorize corresponding changes in the instruments in which the funds may invest without first obtaining shareholder approval. Currently, the funds' investment limitations and the rulings, regulations, and interpretations to which the funds adhere allow the funds to invest only in the following instruments:

(i) Obligations of the United States or obligations fully guaranteed both as to principal and interest by the United States;

(ii) Obligations of the Federal Financing Bank, the Federal Farm Credit Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Land Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, Fannie Mae, the Government National Mortgage Association, the Federal Housing Administration, the Farmers Home Administration, and the United States Postal Service;

(iii) Obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority;

(iv) Savings certificates issued by any savings and loan association organized under the laws of the State of North Carolina or by any federal savings and loan association having its principal office in North Carolina; provided that any principal amount of such certificate in excess of the amount insured by the federal government or any agency thereof, or by a mutual deposit guaranty association authorized by the Commissioner of Banks of the Department of Commerce of the State of North Carolina, be fully collateralized;

(v) Prime quality commercial paper bearing the highest rating of at least one nationally recognized rating service and not bearing a rating below the highest by any nationally recognized rating service which rates the particular obligation;

(vi) Bills of exchange or time drafts drawn on and accepted by a commercial bank and eligible for use as collateral by member banks in borrowing from a federal reserve bank, provided that the accepting bank or its holding company is either (a) incorporated in the State of North Carolina or (b) has outstanding publicly held obligations bearing the highest rating of at least one nationally recognized rating service and not bearing a rating below the highest by any nationally recognized rating service which rates the particular obligations;

(vii) Evidences of ownership of, or fractional undivided interests in, future interest and principal payments on either direct obligations of the United States Government or obligations the principal of and the interest on which are guaranteed by the United States, which obligations are held by a bank or trust company organized and existing under the laws of the United States or any state in the capacity of custodian; or

(viii) Repurchase agreements with respect to either direct obligations of the United States or obligations the principal of and the interest on which are guaranteed by the United States if entered into with a broker or dealer, as defined by the Securities Exchange Act of 1934, which is a dealer recognized as a primary dealer by a Federal Reserve Bank, or any commercial bank, trust company or national banking association, the deposits of which are insured by the FDIC or any successor thereof.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity and CMC identify the entity.

You can obtain additional information about the funds. The funds' SAI includes more detailed information about the funds' investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Term Portfolio's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance. For a free copy of any of these documents or to request other information or ask questions about the funds, call CMC at 1-800-222-3232. In addition, existing participants may visit the web site at www.fidelitypublic.com/nccmtnet for a free copy of a prospectus, SAI, annual or semi-annual report or to request other information.

A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03455

The third party marks appearing above are the marks of their respective owners.

1.705571.108 NC-pro-0805

Cash Portfolio and Term Portfolio

Funds of The North Carolina Capital Management Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2005

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus, dated August 29, 2005, or an annual report, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at 1-800-222-3232 or existing participants may visit the website at www.fidelitypublic.com/nccmtnet.

TABLE OF CONTENTS	Page
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Board Approval of the Existing Investment Advisory Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

NC-ptb-0805
1.718662.108

Statement of Additional Information

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For Cash Portfolio:

The fund may not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of the fund's total assets would be invested in the securities of such issuer, provided, however, that in the case of certificates of deposit and bankers' acceptances up to 25% of the fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

The fund may not purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

For Term Portfolio:

The fund may not purchase the securities of any issuer (except the United States government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result: (a) more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that up to 25% of its total assets may be invested without regard to such 5% limitation, or (b) the fund would hold more than 10% of the voting securities of any issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except as permitted pursuant to the fundamental borrowing and loan investment limitations discussed below.

Short Sales

For each fund:

The fund may not make short sales of securities.

Statement of Additional Information

Margin Purchases

For Cash Portfolio:

The fund may not purchase securities on margin (but the fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

For Term Portfolio:

The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Borrowing

For Cash Portfolio:

The fund may not borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the total assets of the fund (including the amount borrowed) less its liabilities (not including the amount borrowed) at the time the borrowing is made. (If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "3 days" means three business days, exclusive of Sundays and holidays.

For Term Portfolio:

The fund may not borrow money, except from a bank for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 33 1/3% of the value of the fund's total assets at the time of borrowing; if at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitation (the fund will not purchase securities for investment while borrowings equaling 5% or more of its total assets are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "3 days" means three business days, exclusive of Sundays and holidays.

Pledging

For Cash Portfolio:

The fund may not pledge assets, except that the fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the fundamental borrowing investment limitation above.

For Term Portfolio:

The fund may not pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by the fundamental borrowing investment limitation above, it may pledge securities having a market value at the time of pledge not exceeding 33 1/3% of the value of the fund's total assets.

Statement of Additional Information

Underwriting

For Cash Portfolio:

The fund may not act as an underwriter (except as it may be deemed such in a sale of restricted securities).

For Term Portfolio:

The fund may not underwrite any issue of securities, except to the extent that the purchase of bonds in accordance with the fund's investment objective, policies, and limitations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting.

Concentration

For Cash Portfolio:

The fund may not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, however, that it may invest more than 25% of its total assets in the obligations of banks. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

For purposes of the fund's concentration limitation discussed above, the fund may invest in obligations of banks as permitted pursuant to North Carolina General Statute 159-30 (the Statute) and 20 North Carolina Administrative Code 3.0703 (the Code). Fidelity Management & Research Company (FMR) limits the fund's investments in domestic bank obligations to those banks having total assets in excess of one billion dollars and subject to regulation by the U.S. Government. FMR may also invest the fund's assets in certificates of deposit issued by banks insured by the FDIC having total assets of less than one billion dollars, provided that the fund will at no time own more than an aggregate of $100,000 in principal and interest obligations (or any higher principal amount or principal and interest which in the future may be fully covered by FDIC insurance) of any one such issuer.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For Term Portfolio:

The fund may not purchase the securities of any issuer (except the United States government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result, more than 25% of total fund assets would be invested in any one industry.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For Cash Portfolio:

The fund may not buy or sell real estate.

For Term Portfolio:

The fund may not purchase or sell real estate, but this shall not prevent the fund from investing in bonds or other obligations secured by real estate or interests therein.

Statement of Additional Information

Commodities

For Cash Portfolio:

The fund may not buy or sell commodities, or commodity (futures) contracts.

For Term Portfolio:

The fund may not purchase or sell commodities or commodity contracts.

Loans

For Cash Portfolio:

The fund may not make loans to other persons, except (i) by the purchase of debt obligations in which the fund is authorized to invest in accordance with its investment objective, and (ii) by engaging in "qualified repurchase agreements." In addition, the fund may lend its portfolio securities to broker-dealers or other institutional investors, provided that the borrower delivers cash or cash equivalent collateral to the fund and agrees to maintain such collateral so that it equals at least 100% of the value of the securities loaned. Any such securities loan may not be made if, as a result thereof, the aggregate value of all securities loaned exceeds 33 1/3% of the total assets of the fund.

For Term Portfolio:

The fund may not make loans, except (i) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations, and (ii) by engaging in repurchase agreements and loan transactions with respect to such debt obligations if, as a result thereof, not more than 33 1/3% of the fund's total assets (taken at current value) would be subject to loan transactions.

Securities of other Investment Companies

For each fund:

The fund may not purchase the securities of other investment companies or investment trusts.

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund may not invest in oil, gas, or other mineral exploration or development programs.

Put and Call Options

For Cash Portfolio:

The fund may not write or purchase any put or call option.

For Term Portfolio:

The fund may not write or purchase any put or call options or any combinations thereof.

Investing for Control or Management

For Cash Portfolio:

The fund may not invest in companies for the purpose of exercising control or management.

The fund may not purchase or retain the securities of any issuer, any of whose officers, directors, or securityholders is a Trustee, director, or officer of the fund or of its investment adviser, if or so long as the Trustees, directors, and officers of the fund and of its investment adviser together own beneficially more than 5% of any class of securities of such issuer.

Statement of Additional Information

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For Cash Portfolio:

The fund does not currently intend to purchase a security (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that, with respect to certificates of deposit and bankers' acceptances, the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Borrowing

For Term Portfolio:

The fund does not currently intend to borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the total assets of the fund (including the amount borrowed) less its liabilities (not including the amount borrowed) at the time the borrowing is made. (If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "three days" means three business days, exclusive of Sundays and holidays.

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to engage in securities lending and will do so only when the Trustees determine that it is advisable and appropriate.

Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds.

Statement of Additional Information

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Restriction: A fund may invest in asset-backed securities as permitted pursuant to the Statute and the Code.

Borrowing. Each fund may borrow from banks. If Term Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities or repurchase agreements. Generally, these securities offer less potential for gains than other types of securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Statement of Additional Information

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Restriction: A fund may invest in mortgage securities as permitted pursuant to the Statute and the Code.

Statement of Additional Information

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Restriction: A fund may invest in municipal securities as permitted pursuant to the Statute and the Code.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred securities and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with a broker or dealer that is a dealer recognized as a primary dealer by the Federal Reserve Bank, or any commercial bank, trust company, or national banking association, the deposits of which are insured by the Federal Deposit Insurance Corporation (FDIC) or any successor thereof, provided that these parties' creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR or its affiliates may rely on an evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Statement of Additional Information

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Temporary Defensive Policies. Term Portfolio reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of a futures commission merchant (FCM) is generally based on the overall quality of execution and other services provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Statement of Additional Information

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both over-the-counter (OTC) securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Each fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR trades with its affiliated brokers on an execution-only basis.

FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended June 30, 2005 and 2004, the portfolio turnover rates were 130% and 200%, respectively, for Term Portfolio. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions.

Statement of Additional Information

For the fiscal years ended June 30, 2005, 2004, and 2003, each fund paid no brokerage commissions.

For the fiscal year ended June 30, 2005, each fund paid no brokerage commissions to firms for providing research services.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's net asset value per share (NAV) is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Term Portfolio. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by the Board of Trustees. In making a good faith determination of the value of a security, the Board of Trustees may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Statement of Additional Information

Cash Portfolio. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property, valued for this purpose as they are valued in computing each fund's NAV, if FMR determines it is in the best interests of the fund. Shareholders that receive securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

Dividends. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders or the long-term capital gains tax rates available to individuals. Short-term capital gains are taxable at ordinary income tax rates, but do not qualify for the dividends-received deduction.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains. Cash Portfolio may distribute any net realized capital gains once a year or more often, as necessary.

As of June 30, 2005, Cash Portfolio had an aggregate capital loss carryforward of approximately $218,711. This loss carryforward, of which $82,853, and $135,858 will expire on June 30, 2012, and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of June 30, 2005, Term Portfolio had an aggregate capital loss carryforward of approximately $3,857,917. This loss carryforward, of which $703,016, $837,001, $1,662,860, $600,863, and $54,177 will expire on June 30, 2006, 2007, 2008, 2009, and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

State and Local Tax Issues. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

Statement of Additional Information

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees two funds advised by FMR or an affiliate. Mr. McCoy oversees 321 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), appointed after December 13, 1999 shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs, and each Independent Trustee appointed prior to December 13, 1999 shall retire not later than the last day of the calendar year in which his or her 77th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Boyce I. Greer (49)

Year of Election or Appointment: 2003

President of Cash Portfolio and Term Portfolio. Mr. Greer also serves as Vice President of a number of Fidelity funds (2005-present) and as a member of the FMR senior management team (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), Executive Vice President (2000-2002), and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

J. Calvin Rivers, Jr. (59)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers is President of Capital Management of the Carolinas, L.L.C. (2000-present), a Director of Bojangle's Inc. (fast-food restaurant chain, 1998-present) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2001). Previously, Mr. Rivers was a Director and Executive Vice President of Sterling Capital Management, Inc. (1981-2000), Director and President of Sterling Capital Distributors, Inc. (1982-2000), an independent contractor working for Fidelity Investments Institutional Services Company, Inc. (2000), formerly associated with North Carolina National Bank (now Bank of America, 1979-1981), and President of Riverwood Farms, Inc. (1969-1979). Mr. Rivers served on the Board of Trustees of the Oldfields School in Baltimore, MD (1990-1998) and as Chairman of the Board (1995-1998).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, CMC, or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Thomas P. Hollowell (61)

Year of Election or Appointment: 2003

Prior to his retirement in December 1998, Mr. Hollowell served as Managing Director of Bowles Hollowell Conner & Co. (investment banking). Currently, he is Chairman (2003-present) of the Endowment Association of the College of William and Mary, a member of the Board of Faison Enterprises Inc. (real estate development, 2000-present), and Managing Director of Fidus Partners (investment banking, 2004-present).

James Grubbs Martin (69)

Year of Election or Appointment: 2000

Vice President (1993-present) of Carolinas Medical Center. Prior to 1993, Dr. Martin served two terms as Governor of North Carolina and six terms as U.S. Congressman for the 9th District. Currently, he is Chairman of the Global TransPark Foundation, Inc., a trustee of Davidson College, and Director of the North Carolina Biotechnology Center. Dr. Martin also serves as a director on the boards of Duke Energy Co. (electricity, natural gas, engineering), J.A. Jones (private construction), Reprogenesis (biotechnology), Family Dollar Stores (discount retailer), Palomar Medical Technologies, Inc. (laser technology), and non-executive Chairman of the Board of aaiPharma, Inc. (pharmaceutical product development).

William O. McCoy (71)

Year of Election or Appointment: 2001

Chair of the Board (2005-present). Mr. McCoy also serves as an Independent Trustee overseeing 321 other investment companies advised by FMR. Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

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Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (43)

Year of Election or Appointment: 2001

Senior Vice President of Cash Portfolio and Term Portfolio. Ms. Johnson also serves as Senior Vice President of the Fidelity funds and as a Trustee of other investment companies advised by FMR (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Cash Portfolio and Term Portfolio. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of Cash Portfolio and Term Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fidelity's Investment Grade-Bond Funds (2005-present), and Fidelity's Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003-present) and a Vice President of FMR (2000-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (45)

Year of Election or Appointment: 2003

Vice President of Cash Portfolio and Term Portfolio. Mr. Litterest also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterest managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Cash Portfolio and Term Portfolio. He also serves as Secretary of the Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John R. Hebble (47)

Year of Election or Appointment: 2004

Chief Financial Officer, Treasurer, and Anti-Money Laundering (AML) officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Deputy Treasurer of the Fidelity funds (2003) and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Charles V. Senatore (51)

Year of Election or Appointment:2005

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Senatore also serves as a Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Previously, he served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of the Regulatory Affairs Group (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIA Self-Regulation and Supervisory Practices Committee (2004-present), a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present), and a Member of the Securities Industry/Regulatory Council on Continuing Education (2004-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Byrnes also serves as Assistant Treasurer of the Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (58)

Year of Election or Appointment: 1995

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Costello also serves as Assistant Treasurer of the Fidelity funds and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2003

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Osterheld also serves as Assistant Treasurer of the Fidelity funds (2002) and is an employee of FMR.

David A. Forman (40)
Year of Election or Appointment: 2005 Assistant Secretary of Cash Portfolio and Term Portfolio and an employee of FMR.

The Board of Trustees meets periodically throughout the year to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. The Board of Trustees conducts the majority of its business with the full board in attendance but has established one standing committee.

The Audit Committee is composed of Mr. Hollowell (Chair), Dr. Martin, and Mr. McCoy. At least one committee member will be an "audit committee expert" as defined by the SEC. The committee normally meets three times a year, or as required, in conjunction with meetings of the Board of Trustees. The committee meets separately, at least annually, with the trust's outside auditors. The committee has direct responsibility for the appointment, compensation and oversight of the work of any outside auditors employed by the trust. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the trust and the trust's service providers, (ii) the financial reporting process of the trust, (iii) the independence, objectivity, and qualification of the auditors to the trust, (iv) the annual independent audits of the trust's financial statements, and (v) the accounting policies and disclosures of the trust. It is responsible for approving, in advance, the provision by any outside auditor of any auditing services and any permitted non-audit services for the trust and the trust's affiliated service providers, approving all audit engagement fees and terms for the trust, resolving disagreements between the trust and any outside auditor regarding the trust's financial reporting, and has sole authority to hire or fire any auditor. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the trust and any service providers consistent with Independent Standards Board Standard No. 1. The committee will also receive information on the qualifications of key personnel of the trust's outside auditors. It oversees and receives reports on the trusts service providers' internal controls and reviews the adequacy and effectiveness of the trust's service providers' accounting and financial controls, including: (i) any significant deficiencies in the design or operation of internal controls that could adversely affect the trust's ability to record, process, summarize, and report financial data; (ii) any material weakness in such internal controls; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the trust's internal controls. The committee reviews, at least annually, a report from the outside auditor describing any material issues raised by the most recent internal quality control or peer review of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm, and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the trust's financial reporting process, will discuss with management, the trust's Treasurer and outside auditors, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the trust, and will review with management, the trust's Treasurer and outside auditors the results of audits of the trust's financial statements. The committee will review periodically the trust's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee will regularly review with the Board of Trustees issues with respect to the trust's investment compliance procedures, the code of ethics, and anti-money laundering compliance. During the fiscal year ended June 30, 2005, the committee held four meetings.

Statement of Additional Information

The trust does not have a nominating or compensation committee; such matters are considered by the full Board of Trustees, including the Independent Trustees, or, when applicable, by only the Independent Trustees. The Board of Trustees will consider nominees for Trustees recommended by shareholders. Recommendations should be submitted to the Independent Trustees in care of the Secretary of the trust.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2005.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Boyce I. Greer	J. Calvin Rivers, Jr.
Cash Portfolio	none	none
Term Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Thomas P. Hollowell	James Grubbs Martin	William O. McCoy
Cash Portfolio	none	none	none
Term Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	none

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended June 30, 2005, or calendar year ended December 31, 2004, as applicable.

Compensation Table*
Trustees	Aggregate Compensation from Cash PortfolioA	Aggregate Compensation from Term PortfolioB	Total Compensation from the Fund ComplexC
John David Foust+	$ 20,670	$ 330	$ 39,000
Thomas P. Hollowell	$ 46,301	$ 699	$ 45,500
James Grubbs Martin	$ 39,900	$ 600	$ 39,000
William O. McCoy	$ 45,320	$ 680	$ 385,750D
Helen A. Powers+	$ 26,082	$ 418	$ 48,500

* Boyce I. Greer and J. Calvin Rivers, Jr., who are interested persons of the trust, do not receive any compensation from Cash Portfolio or Term Portfolio or other investment companies in the Fund Complex (that is, the group of funds for which FMR or any of its affiliates serves as investment adviser) for their services as Trustees. Messrs. Greer and Rivers are compensated by FMR and CMC, respectively.

+ Mr. Foust and Ms. Powers served as Members of the Board of Trustees through October 28, 2004.

Statement of Additional Information

A For the fiscal year ended June 30, 2005, certain of the Independent Trustees' aggregate compensation from Cash Portfolio includes accrued deferred compensation as follows: William O. McCoy, $45,312. The Trustees do not receive any pension or retirement benefits from the fund as compensation for their services as Trustees.

B For the fiscal year ended June 30, 2005, certain of the Independent Trustees' aggregate compensation from Term Portfolio includes accrued deferred compensation as follows: William O. McCoy, $688. The Trustees do not receive any pension or retirement benefits from the fund as compensation for their services as Trustees.

C Information is for the calendar year ended December 31, 2004 for 303 funds of 58 trusts in the Fund Complex.

D Compensation includes cash, amounts required to be deferred, and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the Fund Complex (Other Open-End Funds) in September 1995 and amended in November 1996 and January 2000. Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, his annual fee. Amounts deferred under the deferred compensation plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by Mr. McCoy under the deferred compensation plan will be directly linked to the investment performance of the Reference Funds. For the calendar year ended December 31, 2004, Mr. McCoy accrued required deferred compensation from the Other Open-End Funds totaling $132,875 and voluntarily elected to defer $51,358.45.

The Independent Trustees may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Interest is accrued on amounts deferred under the Plan. A fund's obligation to make payments of amounts accrued under the Plan is a general unsecured obligation of the fund payable solely from the fund's general assets and property. Deferral of non-interested Trustees' fees in accordance with the Plan will not obligate any fund to retain the services of any Independent Trustee or to pay any particular level of compensation to any Independent. The Plan is administered under the direction of, and may be interpreted, amended or supplemented by, the Independent Trustees acting by majority vote (excluding any Independent Trustee whose benefit is the subject of such vote).

The Trustees and officers of each fund are not eligible investors in the funds. As of June 30, 2005, therefore, the Trustees and officers of each fund did not own any of the outstanding shares of the funds.

As of June 30, 2005, the following owned beneficially 5% or more (up to and including 25%) of each fund outstanding shares:

Cash Portfolio: City of Charlotte, Charlotte, NC (5.30%).

Term Portfolio: Lenoir Memorial Hospital, Kinston, NC (12.30%); City of Charlotte, Charlotte, NC (12.10%); City of Burlington, Burlington, NC (11.80%); Northern Hospital of Surry County, Mount Airy, NC (11.00%); Gaston-Lincoln-Cleveland Area Mental Health, Gastonia, NC (9.40%); Wake County, Raleigh, NC (6.10%); Town of Apex, Apex, NC (5.80%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR and Fidelity Investments Money Management, Inc. (FIMM). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Statement of Additional Information

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA) and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FIMM (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund who are also employees of FMR and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each fund's management contract, each fund is responsible for payment of all expenses other than those specifically payable by FMR. Expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders and all other expenses of proxy solicitations and shareholder meetings, legal expenses, fees of the custodian, auditor, and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services and pricing and bookkeeping services.

Each fund pays the following expenses: fees and expenses of the Independent Trustees, interest, taxes, brokerage commissions (if any), and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.275% of the fund's average net assets through $1.0 billion; 0.245% of the fund's average net assets in excess of $1.0 billion through $2.0 billion; and 0.215% of the fund's average net assets in excess of $2.0 billion, throughout the month.

Statement of Additional Information

The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of credits and waivers reducing management fees for each fund.

Fund	Fiscal Years Ended June 30	Amount of Credits Reducing Management Fees	Management Fees Paid to FMR	Management Fees Waived by FMR
Cash Portfolio	2005	--	$ 8,946,434*	$ 296,298
	2004	--	$ 9,455,350*	$ 575,810
	2003	$ 14,763	$ 9,741,878*	$ 282,210
Term Portfolio	2005	--	$ 152,988*	$ 2,202
	2004	--	$ 186,128*	$ 7,082
	2003	--	$ 187,621*	$ 3,645

* After reduction of fees and expenses paid by the fund to the Independent Trustees.

During the reporting period, FMR voluntarily agreed to waive a portion of each fund's management fee.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund after payments, if any, made by FMR pursuant to the fund's Distribution and Service Plan. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FIMM by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended June 30	Fees Paid to FIMM
Cash Portfolio	2005	$ 3,083,770
	2004	$ 3,204,339
	2003	$ 3,367,827
Term Portfolio	2005	$ 54,531
	2004	$ 65,582
	2003	$ 67,082

Statement of Additional Information

Sub-Advisers - FIIA and FIIA(U.K.)L. On behalf of each fund, FIMM has entered into a master international fixed-income research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into a fixed-income sub-research agreement with FIIA(U.K.)L. Pursuant to the fixed-income research agreements, FIMM may receive investment advice and research services concerning issuers and countries outside the United States. In particular, FIIA and FIIA(U.K.)L will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.

Under the terms of the master international fixed-income research agreement, FIMM pays FIIA an amount based on a fund's net assets relative to the assets of other registered investment companies with which FMR or FIMM has management contracts. Under the terms of the fixed-income sub-research agreement, FIIA pays FIIA(U.K.)L an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA and FIIA(U.K.)L on behalf of the funds for providing investment advice and research services pursuant to the fixed-income research agreements.

Bob Litterst is the portfolio manager of Term Portfolio and receives compensation for his services. As of June 30, 2005, portfolio manager compensation generally consists of a base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components calculated separately over his tenure over a measurement period that eventually encompasses a period of up to three years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a benchmark index and a custom peer group assigned to each fund or account, if applicable, and (ii) the investment performance of other FMR taxable money market funds and accounts. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

Statement of Additional Information

The following table provides information relating to other accounts managed by Mr. Litterst as of June 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Account
Number of Accounts Managed	1	4	1
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 63	$ 75,638	$ 5,328
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Term Portfolio ($63 (in millions) assets managed.

As of June 30, 2005, the dollar range of shares of Term Portfolio beneficially owned by Mr. Litterst was none.

BOARD APPROVAL OF THE EXISTING INVESTMENT ADVISORY CONTRACTS

Matters Considered by the Board. The Board of Trustees meets four times a year. The Board of Trustees, including the Independent Trustees, believes that matters bearing on each fund's advisory contracts are considered at most, if not all, of its meetings. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their meetings, the Board of Trustees, including the Independent Trustees, received materials specifically relating to the existing management contracts and sub-advisory agreements (the Investment Advisory Contracts). These materials included (i) information on the investment performance of each fund, a peer group of funds and an appropriate index or combination of indices, (ii) detailed analyses of how each fund's expense ratio and management fee compared with such other funds, (iii) sales and redemption data in respect of each fund, (iv) information regarding the performance of other investments permitted under North Carolina state law, and (v) the economic outlook and the general investment outlook in the markets in which each fund invests. The Board of Trustees, including the Independent Trustees, also considers periodically other material facts such as (1) arrangements in respect of the distribution of each fund's shares, (2) the procedures employed to determine the value of each fund's assets, (3) the allocation of each fund's brokerage, if any, including allocations to brokers affiliated with the Investment Advisers, the use of "soft" commission dollars to pay for research and brokerage services and the use of brokerage commissions to pay fund expenses, (4) the Investment Advisers' management of the relationships with each fund's custodian and subcustodians, if any, (5) the resources devoted to and the record of compliance with each fund's investment policies and restrictions and with policies on personal securities transactions, and (6) the nature, cost and character of non-investment management services provided by the Investment Advisers and their affiliates.

Additional information was furnished by the Investment Advisers including, among other items, information on and analysis of (a) investment performance, (b) the choice of performance indices and benchmarks, (c) the composition of peer groups of funds, (d) transfer agency and bookkeeping fees paid to affiliates of the Investment Advisers, (e) investment management staffing, (f) the potential for achieving further economies of scale, (g) operating expenses paid to third parties, and (h) the information furnished to investors, including each fund's shareholders.

Statement of Additional Information

In considering the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Advisory Contracts include the following:

Investment Compliance and Performance. The Board of Trustees, including the Independent Trustees, considered whether each fund has operated within its investment objective and its record of compliance with its investment restrictions. It also reviewed each fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

The Investment Advisers' Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviews at least annually the background of each fund's portfolio manager and each fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Advisers responsible for investment operations and the senior management of Fidelity's money market and bond groups. Among other things they considered the size, education and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services performed by the Investment Advisers and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, has also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians, if any.

Expenses. The Board of Trustees, including the Independent Trustees, considered each fund's expense ratio, and expense ratios of a peer group of funds.

Profitability. The Board of Trustees, including the Independent Trustees, considered the level of the Investment Advisers' profits in respect of the management of the funds. This consideration included an extensive review of the Investment Advisers' methodology in allocating their costs to the management of a fund. The Board of Trustees, including the Independent Trustees, has concluded that the cost allocation methodology employed by the Investment Advisers has a reasonable basis and is appropriate in light of all of the circumstances. It considered the profits realized by the Investment Advisers in connection with the operation of a fund and whether the amount of profit is a fair entrepreneurial profit for the management of a fund.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether there have been economies of scale in respect of the management of funds managed by FMR, whether the funds managed by FMR (including each fund) have appropriately benefitted from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that any potential economies of scale are being shared between fund shareholders and the Investment Advisers in an appropriate manner.

Other Benefits to the Investment Advisers. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees paid by each fund for services provided by the Investment Advisers and their affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. It also considered the allocation of fund brokerage, if any, to brokers affiliated with the Investment Advisers, and the receipt of payments under the fund's Distribution and Service Plans.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be approved.

Statement of Additional Information

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

FDC in turn has entered into a distribution and service agent agreement with CMC, headquartered in Charlotte, NC. Under the terms of the agreement, CMC has assumed from FDC primary responsibility for the distribution of each fund's shares.

The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR will use its management fee to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services.

Pursuant to each Plan, FMR pays FDC a monthly 12b-1 fee at an annual rate according to the following schedule: 0.080% of average net assets through $1.0 billion; 0.080% of average net assets in excess of $1.0 billion through $2.0 billion; and 0.070% of average net assets in excess of $2.0 billion. In turn, pursuant to each distribution and service agent agreement, FDC pays CMC a monthly 12b-1 fee at an annual rate according to the following schedule: 0.080% of average net assets through $2.0 billion; and 0.070% of average net assets in excess of $2.0 billion. Average net assets are determined at the close of business on each day throughout the month. Effective September 1, 2003, CMC voluntarily agreed to waive 0.005% of the 12b-1 fee paid to them by FDC. This arrangement was in effect through October 31, 2004. Effective October 1, 2005, CMC voluntarily agrees to waive 0.010% of the 12b-1 fee paid to them by FDC. This arrangement may be discontinued at any time.

For the fiscal year ended June 30, 2005, FMR paid FDC, 12b-1 fees of $2,806,753 on behalf of Cash Portfolio and $44,315 on behalf of Term Portfolio, all of which FDC paid CMC.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

Statement of Additional Information

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each fund.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for each fund and maintains each fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

For Cash Portfolio and Term Portfolio, FMR bears the cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUST

Trust Organization. Cash Portfolio and Term Portfolio are funds of The North Carolina Capital Management Trust, an open-end management investment company created under an initial declaration of trust dated April 26, 1982. Currently, there are two funds offered in The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust shall include a provision limiting the obligations created thereby to the trust and its assets.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Statement of Additional Information

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each share you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by a vote of shareholders of the trust or the fund. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Custodians. Wachovia Corporation, One First Union Center, Charlotte, North Carolina, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended June 30, 2005, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will mail a full list of its holdings, as of the end of the calendar quarter, to the distributor, who then provides the full holdings to investors 15 days or more after calendar quarter-end.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding.

Statement of Additional Information

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset (full holdings daily, on the next day); iMoneynet (aggregate holdings weekly, one day after the end of the week); Kynex (full holdings weekly, one day after the end of the week); Vestek (full holdings, as of the end of the calendar quarter, 15 days after the calendar quarter-end); S&P (full holdings weekly, six days after the end of the week); and Moody's Investor Services (full holdings weekly, six days after the end of the week).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

The third party marks appearing above are the marks of their respective owners.

Statement of Additional Information

Notes

Notes

Notes

Post-Effective Amendment No. 46

PART C. OTHER INFORMATION

Item 22. Exhibits

(a) (1) Amended and Restated Declaration of Trust dated November 1, 1987, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 28.

(2) Supplement to the Declaration of Trust, dated October 18, 1993, is incorporated herein by reference as Exhibit 1(a) to Post-Effective Amendment No. 28.

(b) By-Laws of the Trust, as amended and dated January 7, 2003, are incorporated herein by reference as Exhibit (b) to Post-Effective Amendment No. 45.

(c) Not applicable.

(d) (1) Management Contract between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Management & Research Company, dated February 1, 2001, is incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 42.

(2) Management Contract between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Management & Research Company, dated February 1, 2001, is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment No. 42.

(3) Sub-Advisory Agreement between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.) and Fidelity Management & Research Company on behalf of Cash Portfolio dated January 1, 1991, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 28.

(4) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of The North Carolina Capital Management Trust: Term Portfolio, dated January 1, 1999, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 39.

(5) Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(33) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 74.

(6) Schedule A, dated October 1, 2003, to the Master International Fixed-Income Research Agreement, dated October 1, 2003, between Fidelity Investments Money Management, Inc. and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(14) of Colchester Street Trust's (File No. 002-74808) Post-Effective Amendment No. 47.

(7) Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(35) of Fidelity Charles Street Trust's (File No. 002-73133) Post-Effective Amendment No. 74.

(8) Schedule A, dated October 1, 2003, to the Fixed-Income Sub-Research Agreement, dated October 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(16) of Colchester Street Trust's (File No. 002-74808) Post-Effective Amendment No. 47.

(e) (1) General Distribution Agreement between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Distributors Corporation dated April 30, 1997, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 36.

(2) General Distribution Agreement between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Distributors Corporation dated April 30, 1997, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 36.

(f) Non-interested Trustees' Deferred Compensation Plan dated June 15, 1992, and amended as of November 15, 2000, for The North Carolina Capital Management Trust is incorporated herein by reference to Exhibit (f)(1) of Post-Effective Amendment No. 42.

(g) (1) Custodian Agreement, Appendix A, Appendix B, and Appendix C between the Registrant and First Union National Bank of North Carolina (currently known as Wachovia Corporation) dated December 6, 1991, is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 30.

(2) Form of Revised Fee Schedule to the Custodian Agreement, dated December 6, 1991, between the Registrant and Wachovia Corporation (formerly First Union National Bank of North Carolina) is incorporated herein by reference to Exhibit g(2) of Post-Effective Amendment No. 43.

(3) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(4) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(5) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(6) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(7) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(8) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(9) Schedule A-1, dated December 12, 2003, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(19) of Fidelity Devonshire Trust's (File No. 002-24389) Post-Effective Amendment No. 107.

(h) Not applicable.

(i) (1) Legal Opinion of Shearman & Sterling LLP for Cash Portfolio and Term Portfolio, dated August 27, 2003, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 44.

(2) Consent of Shearman & Sterling LLP, dated August 29, 2005, is filed herein as Exhibit (i)(2).

(j) Consent of PricewaterhouseCoopers LLP, dated August __, 2005, is filed herein as Exhibit (j).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Distributors Corporation dated February 1, 2001, is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 42.

(2) Distribution and Service Plan between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Distributors Corporation dated February 1, 2001, is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 42.

(3) Distribution and Service Agent Agreement between Fidelity Distributors Corporation and Capital Management of the Carolinas, L.L.C., on behalf of Term Portfolio, dated May 16, 2001, is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 42.

(4) Distribution and Service Agent Agreement between Fidelity Distributors Corporation and Capital Management of the Carolinas, L.L.C., on behalf of Cash Portfolio, dated May 16, 2001, is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 42.

(5) Amendment to Distribution and Service Agent Agreement between Fidelity Distributors Corporation and Capital Management of the the Carolinas, L.L.C. on behalf of Term Portfolio, dated July 15, 2003, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 44.

(6) Amendment to Distribution and Service Agent Agreement between Fidelity Distributors Corporation and Capital Management of the the Carolinas, L.L.C. on behalf of Cash Portfolio, dated July 15, 2003, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 44.

(n) Not applicable.

(p) (1) Code of Ethics, dated January 1, 2005, adopted by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., and Fidelity Distributors Corporation] pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Financial Trust's (File No. 811-03587) Post-Effective Amendment No. 43.

(2) Code of Ethics, dated January 1, 2005, adopted by Fidelity International Limited (FIL), Fidelity International Investment Advisors, and Fidelity International Investment Advisors (U.K.) Limited pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Financial Trust's (File No. 811-03587) Post-Effective Amendment No. 43.

(3) Code of Ethics, dated April 5, 2004, adopted by The North Carolina Capital Management Trust pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 45.

(4) Code of Ethics, dated January 6, 2005, adopted by The North Carolina Capital Management Trust pursuant to Rule 17j-1 is filed herein as Exhibit (p)(4).

Item 23. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is not the same as the board of the Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. The officers of the Trust are elected separately and are different from those of the Fidelity funds. The Trust takes the position that it is not under common control with the Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 24. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 25. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson	Previously served as President and Director of FMR, FMRC, FIMM and Senior Vice President of funds advised by FMR (2005); Trustee of funds advised by FMR; Director of FMR Corp.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).
Robert L. Reynolds	President and Director of FMR, FMRC, and FIMM (2005).
Stephen P. Jonas	Executive Director of FMR and FMRC (2005); Director of FIMM (2005); Senior Vice President of funds advised by FMR.

Thomas Allen	Vice President of FMR, FMRC, and funds advised by FMR.

Paul Antico	Vice President of FMR, FMRC, and a fund advised by FMR.

Ramin Arani	Vice President of FMR, FMRC, and a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and a fund advised by FMR.

David Bagnani	Vice President of FMR and FMRC (2004).

Robert Bertelson	Vice President of FMR, FMRC, and a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and a fund advised by FMR.

Philip L. Bullen

Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FMR Far East and Fidelity Management & Research (U.K.) Inc. (FMR U.K.); Director of Strategic Advisers, Inc.

Steve Buller	Vice President of FMR, FMRC, and funds advised by FMR.

John J. Burke	Vice President of FMR (2004).
John H. Carlson	Senior Vice President of FMR and FMRC (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2003).

Stephen Calhoun	Vice President of FMR, FMRC (2005), and funds advised by FMR.

James Catudal	Vice President of FMR, FMRC, and a fund advised by FMR.

Ren Y. Cheng	Vice President of FMR, FMRC, and funds advised by FMR.

C. Robert Chow	Vice President of FMR, FMRC, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMR and FMRC (2005); Senior Vice President of FIMM and Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).

Timothy Cohen	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMR and FMRC (2003); Previously served as Vice President of FMR and FMRC (2003).

Michael Connolly	Vice President of FMR and FMRC.

Matthew Conti	Vice President of FMR, FMRC (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Joseph Day	Vice President of FMR and FMRC (2003).

Scott E. DeSano	Senior Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and a fund advised by FMR.

Julie Donovan	Vice President of FMR and FMRC (2003).

Walter C. Donovan	Executive Vice President of FMR and FMRC (2005); Vice President of High-Yield and Fixed-Income funds advised by FMR; Previously served as Senior Vice President of FMR and FMRC (2003).

Bettina Doulton	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and funds advised by FMR.
William Eigen	Vice President of FMR, FMRC, Strategic Advisers, Inc. (2004), and funds advised by FMR.
Michael Elizondo	Vice President of FMR and FMRC (2004).

Bahaa Fam	Vice President of FMR, FMRC, and funds advised by FMR.

Jeffrey Feingold	Vice President of FMR and FMRC (2005).

Robert Scott Feldman	Vice President of FMR and FMRC (2003).

Richard B. Fentin	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMR and FMRC (2005).

Karen Firestone	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2005).

Jay Freedman	Assistant Secretary of FMR, FMRC and Fidelity Distributors Corporation (FDC); Secretary of FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., and FMR Corp.
Christopher J. Goudie	Vice President of FMR and FMRC (2004).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); Vice President of the Select and Asset Allocation funds advised by FMR.

Bart A. Grenier	Previously served as Senior Vice President of FMR and FMRC, Vice President of certain Equity and High Income funds advised by FMR, and President and Director of Strategic Advisers, Inc. (2005).

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

John F. Haley	Vice President of FMR and FMRC (2003).

Karen Hammond

Executive Vice President of FMR (2005); Vice President of Strategic Advisers, Inc. (2003); Treasurer of Strategic Advisers, Inc. and FMR Corp. (2003); Previously served as Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM, and Vice President of FMR U.K., FMR Far East, FIMM (2005).

Brian J. Hanson	Vice President of FMR, FMRC (2004), and funds advised by FMR.
James Harmon	Vice President of FMR, FMRC, and funds advised by FMR.

Lionel Harris	Previously served as Vice President of FMR and FMRC (2003).

Ian Hart	Vice President of FMR, FMRC and funds advised by FMR.

Teresa A. Hassara	Vice President of FMR (2005).

Timothy F. Hayes	Executive Vice President of FMR (2005).

John Hebble	Vice President of FMR (2003).

Timothy Heffernan	Vice President of FMR and FMRC (2003).

Thomas Hense	Vice President of FMR and FMRC.

Cesar Hernandez	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMR, FMRC, and funds advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

Michael T. Jenkins	Vice President of FMR and FMRC (2004).
David B. Jones	Vice President of FMR.

Rajiv Kaul	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.
Jonathan Kelly	Vice President of FMR and FMRC (2003).
William Kennedy	Vice President of FMR, FMRC, and a fund advised by FMR.

Francis V. Knox, Jr.	Previously served as Vice President of FMR and Assistant Treasurer of funds advised by FMR (2005).

Harry W. Lange	Vice President of FMR, FMRC, and funds advised by FMR.

Harley Lank	Vice President of FMR, FMRC, and funds advised by FMR.

Thomas P. Lavin	Vice President of FMR and FMRC (2005).

Maxime Lemieux	Vice President of FMR, FMRC, and a fund advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and funds advised by FMR.

Douglas Lober	Vice President of FMR and FMRC (2003).

James MacDonald	Previously served as Senior Vice President of FMR (2005).

Robert B. MacDonald	Previously served as Vice President of FMR and FMRC (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Kevin McCarey	Vice President of FMR, FMRC, and funds advised by FMR.

Christine McConnell	Vice President of FMR, FMRC (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMR and FMRC and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and a fund advised by FMR.
Peter J. Millington	Vice President of FMR and FMRC (2004).

Jeffrey Mitchell	Vice President of FMR and FMRC (2003).

Eric M. Mollenhauer	Vice President of FMR and FMRC (2004).
Charles S. Morrison	Vice President of FMR and Bond funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FIMM (2003).

David L. Murphy

Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FMR (2005) and FIMM (2003).

Steve Neff	Senior Vice President of FMR (2005).

Mark Notkin	Vice President of FMR, FMRC, and funds advised by FMR.

Scott Offen	Vice President of FMR, FMRC (2003), and a fund advised by FMR.
Fatima Penrose	Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

Stephen Petersen	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.
John R. Porter	Vice President of FMR, FMRC (2004), and funds advised by FMR.

Keith Quinton	Vice President of FMR, FMRC, and funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Larry Rakers	Vice President of FMR, FMRC, and funds advised by FMR.
William R. Ralls	Previously served as Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM (2005).

Christine Reynolds	Vice President of FMR (2003); President and Treasurer of funds advised by FMR (2004); Anti-Money Laundering Officer (2004).

Kennedy Richardson	Vice President of FMR and FMRC.

Clare S. Richer	Previously served as Senior Vice President of FMR (2005).

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FMR Far East, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Louis Salemy	Vice President of FMR, FMRC, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Peter Saperstone	Vice President of FMR, FMRC, and a fund advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMR, FMRC, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and a fund advised by FMR.

Mark P. Snyderman	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Thomas T. Soviero	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Robert E. Stansky	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Nicholas E. Steck	Vice President of FMR (2003); Compliance Officer of FMR U.K., FMR Far East, and FMR Corp.

Susan Sturdy	Assistant Secretary of FMR, FMRC, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

Yolanda Taylor	Vice President of FMR and FMRC.

Victor Thay	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMR, FMRC, and Vice President of a fund advised by FMR.
Matthew C. Torrey	Vice President of FMR and FMRC (2004).

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Senior Vice President of FMR (2005); Vice President of FMRC and funds advised by FMR; Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMR and FMRC.

Robert B. Von Rekowsky	Vice President of FMR, FMRC (2004), and funds advised by FMR.
J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and funds advised by FMR.

Ellen Wilson	Previously served as Vice President of FMR (2004); Executive Vice President, Human Resources, of FMR Corp. (2004).

Steven S. Wymer	Senior Vice President of FMR (2005); Vice President of FMRC and a fund advised by FMR; Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.
Derek L. Young	Vice President of FMR and FMRC (2004).

(2) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FIMM, FMR, FMRC, and FMR Far East; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson	Previously served as President and Director of FIMM, FMR, FMRC, and Senior Vice President of funds advised by FMR (2005); Trustee of funds advised by FMR; Director of FMR Corp.

Robert L. Reynolds	President and Director of FIMM, FMR, and FMRC (2005).

Stephen P. Jonas	Director of FIMM (2005); Executive Director of FMR and FMRC (2005); Senior Vice President of funds advised by FMR.

Dwight D. Churchill	Senior Vice President of FIMM; Executive Vice President of FMR and FMRC (2005); Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).

Jay Freedman	Secretary of FIMM, FMR U.K., FMR Far East, Strategic Advisers, Inc., and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.

Stanley N. Griffith	Previously served as Assistant Secretary of FIMM, and Assistant Vice President of Fixed-Income funds advised by FMR (2003).

Karen Hammond

Previously served as Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., and FMR Far East, Vice President of FIMM, FMR U.K., FMR Far East; Executive Vice President of FMR (2005); Vice President of Strategic Advisers, Inc. (2003); Treasurer of Strategic Advisers, Inc. and FMR Corp. (2003).

Charles S. Morrison	Senior Vice President of FIMM (2003); Vice President of FMR and Bond funds advised by FMR; Previously served as Vice President of FIMM (2003).

David L. Murphy

Senior Vice President of FIMM (2003); Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Previously served as Vice President of FIMM (2003) and FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FIMM, FMR, FMRC, FMR U.K., and FMR Far East (2005).

Eric D. Roiter

Assistant Secretary of FIMM, FMR U.K., and FMR Far East; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Thomas J. Silvia	Senior Vice President of FIMM (2005); Vice President of Fixed-Income funds advised by FMR.

Susan Sturdy	Assistant Secretary of FIMM, FMR, FMRC, FMR U.K., FMR Far East, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., FMR Far East, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR U. K., and FMR Far East; Vice President of FMR and FMRC.

(3) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (FIIA)

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

Simon Fraser

Director and President of FIIA; Director, Chairman of the Board, Chief Executive Officer of FMR U.K.; and Director and Chief Executive Officer of FIIA(U.K.)L; Previously served as Senior Vice President of FMR U.K. (2003).

Brett Goodin	Director of FIIA.

Michael Gordon	Director of FIIA (2002).

Simon M. Haslam	Director of FIIA and FIJ.

Matthew Heath	Previously served as Secretary of FIIA (2004).

David Holland	Director and Vice President of FIIA.

Samantha Miller	HK Compliance Officer of FIIA (2005).

Frank Mutch	Director of FIIA.

David J. Saul	Director of FIIA.

Peter Phillips	Director of FIIA.

Rosalie Powell	Assistant Secretary of FIIA.

Graham Seed	Secretary of FIIA (2004).
Andrew Steward	Chief Financial Officer of FIIA; Director of FIIA(U.K.)L and FIGEST (2004).
Robert Stewart	Director of FIIA (2004).
Ann Stock	Chief Compliance Officer of FIIA (2005); Director of FIIA(U.K.)L (2003).

Nigel White	Previously served as Chief Compliance Officer of FIIA (2005).

(4) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED (FIIA(U.K.)L)

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Gareth Adams	Previously served as Director of FIIA(U.K.)L (2003).

Simon Fraser

Director and Chief Executive Officer of FIIA(U.K.)L; Director and President of FIIA; Director, Chairman of the Board, Chief Executive Officer of FMR U.K.; Previously served as Senior Vice President of FMR U.K. (2003).

Ian Jone	Chief Compliance Officer of FIIA(U.K.)L (2004).

Andrew Steward	Director of FIIA(U.K.)L and FIGEST (2004); Chief Financial Officer of FIIA.

Ann Stock	Director of FIIA(U.K.)L (2003); Chief Compliance Officer of FIIA (2005).

Richard Wane	Director of FIIA(U.K.)L (2003).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
One Federal Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (Far East) Inc. (FMR Far East)
One Federal Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall,
42 Crow Lane,
Pembroke HM19, Bermuda

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama JT Trust Tower
3-1, Toranomon 4-chome, Minato-ku,
Tokyo, Japan 105-6019

Fidelity Gestion (FIGEST)
Washington Plaza
29 rue de Berri
Paris, France 75008

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR Corp.
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 26. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Jeffrey Carney	Director and President (2003)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jay Freedman	Assistant Secretary	None
Stuart Fross	Vice President and Secretary (2005)	Assistant Secretary of funds advised by FMR.
Jane Greene	Treasurer and Controller	None
Donald C. Holborn	Executive Vice President	None
William F. Loehning	Executive Vice President (2003)	None
Ellyn A. McColgan	Director	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 27. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian Wachovia Corporation, One First Union Center, Charlotte, NC.

Item 28. Management Services

Not applicable.

Item 29. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 46 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of August 2005.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST

/s/ Boyce Greer

Boyce Greer, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ John Hebble		Treasurer	August 26, 2005
John Hebble

/s/ Thomas P. Hollowell	+	Trustee	August 26, 2005
Thomas P. Hollowell

/s/ Boyce Greer	*	Trustee	August 26, 2005
Boyce Greer

/s/ James G. Martin	*	Trustee	August 26, 2005
James G. Martin

/s/ William O. McCoy	*	Trustee	August 26, 2005
William O. McCoy

/s/ James Calvin Rivers	*	Trustee	August 26, 2005
James Calvin Rivers

+ By: /s/ Margery K. Neale
Margery K. Neale, pursuant to powers of attorney dated July 15, 2003 and filed herewith.

* By: /s/ Margery K. Neale
Margery K. Neale, pursuant to powers of attorney dated January 24, 2003 and filed herewith.

We, the undersigned Trustees of the North Carolina Capital Management Trust (the "Fund") hereby constitute and appoint, Barry P. Barbash, Sarah A. Bessin, Maria Gattuso, Margery K. Neale and Karen H. McMillan, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 24, 2003.

WITNESS our hands on the 24th of January, 2003

/s/John David Foust

John David Foust

/s/Boyce Greer

Boyce Greer

/s/James Grubbs Martin

James Grubbs Martin

/s/William O. McCoy

William O. McCoy

/s/Helen A. Powers

Helen A. Powers

/s/J. Calvin Rivers, Jr.

J. Calvin Rivers, Jr.

371002

I, the undersigned Treasurer and Chief Financial Officer of the North Carolina Capital Management Trust (the "Fund") hereby constitute and appoint, John H. Costello, Mark Osterheld, Kenneth Robins, Barry P. Barbash, Maria Gattuso, Margery K. Neale and Karen H. McMillan, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after September 2, 2004.

WITNESS my hand on the 2nd of September, 2004

/s/John R. Hebble
John R. Hebble

I, the undersigned President of the North Carolina Capital Management Trust (the "Fund") hereby constitute and appoint, Eric Roiter, Barry P. Barbash, Sarah A. Bessin, Maria Gattuso, Margery K. Neale and Karen H. McMillan, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 24, 2003.

WITNESS my hand on the 24th of January, 2003

/s/Boyce Greer

Boyce Greer

371000

I, the undersigned Trustee of the North Carolina Capital Management Trust (the "Fund") hereby constitute and appoint, Barry P. Barbash, Sarah A. Bessin, Maria Gattuso, Margery K. Neale and Karen H. McMillan, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after July 15, 2003.

WITNESS my hand on the 15th of July, 2003

/s/Thomas P. Hollowell

Thomas P. Hollowell

379795